SALE OF ASSETS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Sale Of Assets
Principal amount	$ 165,000	$ 165,000
Original issue discount	10.00%	10.00%
Conversion price	$ 0.003	$ 0.003
Common stock shares	55,000,000	55,000,000
Purchase of common stock warrants	55,000,000	55,000,000
Exercise price	$ 0.01	$ 0.01
Sale of asset		$ 150,000
Allowance for note receivable		$ 161,250